Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.2%
$392,396	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.142%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$391,459
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	301,812
77,849	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 2.132%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	77,921
350,000	ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.840%, 10/15/26(b)	353,935
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	508,559
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	305,230
86,185	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.192%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	86,357
75,156	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 3.367%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	75,635
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	605,877
27,761	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.059%, 6/25/37	28,056
323,904	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.452%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	323,876
485,000	Enterprise Fleet Financing 2019-2, LLC, Series 2019-2, Class A2, 2.290%, 2/20/25(b)	486,634
500,000	Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.520%, 7/15/30(b)	524,869
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	363,748
159,840	GSAMP Trust, Series 2006-SEA1, Class M1, 2.292%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	158,963
750,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	752,079
255,908	Home Equity Asset Trust, Series 2005-7, Class M1, 2.242%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	256,565
94,382	Home Equity Asset Trust, Series 2005-8, Class M1, 2.222%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	94,591
231,027	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.497%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	231,393
189,577	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.302%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	189,785
251,221	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 2.482%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	251,649
200,396	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW3, Class M1, 2.272%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	201,325

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$194,469	RAMP Trust, Series 2005-RZ4, Class M2, 2.292%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	$194,327
300,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	301,095
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.692%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	218,136
124,376	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	132,187
	Total Asset Backed Securities
	(Cost $7,148,554)	7,416,063

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.3%
101,371	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	103,630
21,376	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.225%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	21,372
51,379	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	52,438
60,661	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	62,163
10,169	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,129
61,872	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	63,586
109,304	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	112,898
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	205,833
67,277	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	75,363
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	427,731
585,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	600,960
107,262	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	108,909
25,024	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	25,803
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	184,203
363,773	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	385,648
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	181,745
150,038	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	169,029
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	388,030
200,516	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	218,715
388,800	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	415,431
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	586,292
74,334	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	76,869

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	$227,147
121,156	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	123,701
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	420,382
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	518,695
568,475	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	559,416
107,159	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	107,545
210,243	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	214,220
47,970	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	48,787
217,895	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	223,244
45,494	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	44,835
63,877	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	63,542
56,280	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.774%, 7/25/35(c)	57,327
	Total Collateralized Mortgage Obligations
	(Cost $6,854,028)	7,085,618

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.3%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	531,797
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	322,702
492,148	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	503,441
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	264,898
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	528,741
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.702%, 11/10/46(b)(c)	204,746
489,947	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	501,611
160,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	163,138
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	176,603
550,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	568,727
85,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	90,672
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	527,733
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	511,150
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	106,556

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	$536,211
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	771,392
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	321,896
326,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	334,865
350,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	359,604
164,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	174,923
575,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	587,603
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	102,191
	Total Commercial Mortgage-Backed Securities
	(Cost $8,261,703)	8,191,200

CORPORATE BONDS — 0.7%
	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	261,349
	Total Corporate Bonds
	(Cost $250,000)	261,349

MORTGAGE-BACKED SECURITIES — 36.8%
	Fannie Mae — 19.3%
117,947	5.500%, 6/1/38, Pool #984277	132,259
65,370	5.500%, 8/1/38, Pool #995072	73,429
95,919	4.500%, 9/1/39, Pool #AC1830	104,101
496,015	2.500%, 11/1/39, Pool #MA3830	496,998
83,969	4.500%, 10/1/40, Pool #AE4855	91,180
150,584	3.500%, 2/1/41, Pool #AH5646	160,108
275,484	4.000%, 3/1/41, Pool #AH4008	295,446
79,541	4.500%, 6/1/41, Pool #AC9298	86,392
193,367	5.000%, 7/1/41, Pool #AI5595	212,861
264,557	4.000%, 9/1/41, Pool #AJ1717	283,803
309,435	3.500%, 6/1/42, Pool #AB5373	326,023
87,760	4.500%, 10/1/44, Pool #MA2066	94,351
312,591	4.000%, 12/1/44, Pool #MA2127	328,537
388,627	3.500%, 1/1/45, Pool #Q30876	409,621
307,778	4.500%, 1/1/45, Pool #MA2158	330,782
324,234	3.500%, 3/1/45, Pool #AS4552	341,607
501,827	4.000%, 10/1/45, Pool #AL7487	531,720
264,402	4.000%, 11/1/46, Pool #MA2808	278,807
234,313	3.000%, 2/1/47, Pool #BE2329	239,777
235,835	4.000%, 5/1/47, Pool #BE9598	247,952
448,384	3.500%, 6/1/47, Pool #BE3695	465,454
222,280	4.500%, 11/1/47, Pool #BM3286	234,471
475,814	3.500%, 12/1/47, Pool #CA0833	494,118
299,386	4.500%, 5/1/48, Pool #CA1711	315,670
491,473	3.500%, 9/1/49, Pool #BJ9608	506,127
		7,081,594
	Freddie Mac — 17.4%
105,576	4.000%, 11/1/32, Pool #ZS8993	112,467
442,421	3.000%, 6/1/34, Pool #SB0016	453,702

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$479,327	3.500%, 5/1/35, Pool #C91829	$501,631
368,477	4.000%, 5/1/37, Pool #C91938	390,997
43,726	5.500%, 10/1/39, Pool #A89387	48,970
89,684	5.000%, 4/1/40, Pool #A91812	99,018
150,728	5.500%, 4/1/40, Pool #C03467	169,083
67,611	5.000%, 8/1/40, Pool #C03491	74,617
151,222	4.000%, 11/1/40, Pool #A94742	162,272
171,327	4.000%, 12/1/40, Pool #A95447	183,885
362,275	3.500%, 8/1/42, Pool #Q10324	382,557
491,500	3.500%, 3/1/43, Pool #U99045	517,004
315,244	3.500%, 3/1/45, Pool #U99124	331,575
296,735	3.000%, 1/1/46, Pool #G08686	304,088
359,366	4.000%, 4/1/46, Pool #Q40048	379,476
511,797	3.000%, 12/1/47, Pool #G61681	522,696
294,303	3.500%, 12/1/47, Pool #Q52955	305,826
344,798	3.000%, 10/1/49, Pool #QA3224	350,213
591,891	3.000%, 10/1/49, Pool #QA3405	601,186
493,847	2.500%, 11/1/49, Pool #QA4396	488,406
		6,379,669
	Ginnie Mae — 0.1%
16,539	4.000%, 12/20/40, Pool #755678	17,571
	Total Mortgage-Backed Securities
	(Cost $13,274,901)	13,478,834

Shares		Fair Value
MONEY MARKET FUND — 2.9%
1,041,277	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(d)	$1,041,277
	Total Money Market Fund
	(Cost $1,041,277)	1,041,277

Total Investments — 102.2%
(Cost $36,830,463)		37,474,341
Net Other Assets (Liabilities) — (2.2)%		(791,205)
NET ASSETS — 100.0%		$36,683,136

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

Continued

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Securitized Opportunities Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Securitized Opportunities Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Securitized Opportunities Fund — (continued)
December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Securitized Opportunities Fund	$1,041,277	(a)	$36,433,064	(b)	$—	$37,474,341

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, counties or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.